DISCONTINUED OPERATIONS (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Discontinued Operations and Disposal Groups [Abstract]
Total revenue	$ 0	$ 0	$ 9,951	$ 20,362
Total cost of revenue	0	0	(2,409)	(5,707)
Gross profit	0		7,182	14,655
Operating expenses	0	81,274	(244,297)	(1,509,761)
Loss on sale of Alvey oil field			(1,225,399)	0
Loss from operations	0	(81,274)	(1,462,514)	(1,495,106)
Other income (expenses)	0	0	0	0
Loss before tax expense	0	(81,274)	(1,462,514)	(1,495,106)
Tax expense	0	0	0	0
Loss from operations of discontinued operations	$ 0	$ (81,274)	$ (1,462,514)	$ (1,495,106)